Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 2,213,778	$ 2,400,467
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	1,203,328	1,297,953
Mortgage loans on real estate | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	560,073	361,524
Mortgage loans on real estate | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	276,877	423,113
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	51,436	66,852
Consumer loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 122,064	$ 251,025